Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2017	$9,347
2018	9,134
2019	7,686
2020	6,298
2021	4,548
Thereafter	19,996
$57,009